UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT
TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
      X        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2024 to December 31, 2024
Date of Report (Date of earliest event reported) February 6, 2025
Commission File Number of securitizer:   025-01521
Central Index Key Number of securitizer: 0001599342
Name and telephone number, including area code, of the person to contact in connection with this filing.
Chris White  (805) 530-5829

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 1 [X]

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
PennyMac Corp.                                                                                       (Securitizer)
Date  February 6, 2025
/s/ Daniel S. Perotti                                                                                    (Signature)

By:	Daniel S. Perotti
Title:	Senior Managing Director and Chief Financial Officer